UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

133 East Cook Ave

Libertyville, Illinois                      60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

133 East Cook Ave

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE FORESTER VALUE FUND

			Schedule of Investments
	December 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

Bottled & Canned Soft Drinks
5,900	Coca Cola Enterprises, Inc.	$ 120,478	3.18%

Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties
1,880	Heinz H.J. Co.	84,619	2.23%

Commercial Banks, NEC
2,680	Citigroup, Inc.	149,276	3.94%

Computer Communications Equipment
8,900	Adaptec, Inc.*	41,474	1.09%

Crude Petroleum & Natural Gas
1,200	EOG Resources, Inc.	74,940	1.98%

Fire, Marine & Casualty Insurance
1,860	American International Group, Inc.	133,288
2,800	St. Paul Travelers Co.	150,332
		283,620	7.48%
Food And Kindred Products
1,690	Altria Group, Inc.	145,036
2,320	Sara Lee Corp.	39,510
		184,545	4.87%
Gas & Other Services Combined
900	Sempra Energy	50,436	1.33%

Men's & Boys' Furnishings, Work Clothing, & Allied Garmets
900	V.F. Corp.	73,872	1.95%

National Commercial Banks
2,810	Bank of America Corp.	150,026
1,670	Wachovia Corp.	95,107
		245,132	6.47%
Natural Gas Transmission
5,800	El Paso Co.	88,624	2.34%

Petroleum Refining
1,250	Chevron Corp.	91,913
1,090	Conoco Phillips	78,426
		170,338	4.49%

Pharmaceutical Preparations
5,060	Pfizer Inc.	131,054
1,900	Johnson & Johnson	125,438
2,740	Wyeth	139,521
		396,013	10.45%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
1,000	Dow Chemical Co.	39,940	1.05%

Public Building & Related Furniture
1,000	Johnson Controls, Inc.	85,920	2.27%

Radiotelephone Communications
980	Dominion Resources, Inc.	82,163	2.17%

Railroads, Line-Haul Operating
1,000	Norfolk Southern Corp.	50,290	1.33%

Retail-Apparel & Accessory Stores
577	Hanesbrands, Inc.*	13,629	0.36%

Retail - Deparment Stores
800	J.C. Penney Co.	61,888
4,700	Sears Roebuck & Co.	88,783
		150,671	3.98%
Retail - Eating Places
2,700	McDonalds Corp.	119,691	3.16%

Retail - Family Clothing Stores
2,500	Gap, Inc.	48,750	1.29%

Retail - Grocery Store
3,930	Kroger Co.	90,665	2.39%

Retail - Variety Stores
1,000	Wal-Mart Stores, Inc.	46,180	1.22%

Services - Computer Programming
6,000	Novell, Inc.*	37,200	0.98%

Ship & Boat Building & Repairing
1,350	General Dynamics Corp.	100,373	2.65%

Wholesale - Drugs, Proprietaries
1,290	Cardinal Health, Inc.	83,115	2.19%

TOTAL COMMON STOCKS (Cost $2,525,242)		2,911,953	76.83%

PUT OPTIONS Common Stock/Expiration/Exercise
Underlying Security	Shares
Expiration Date/Exercise Price	Subject
	to Put

Philx Semiconductor Index
Puts @ 450	4,000	13,600

S & P Depositary Receipts
Feb 2007 Puts @ 640	3,000	10,200
December 2006 Puts @ 620	4,000	64,000
		74,200

TOTAL PUTS OPTIONS	(Premiums Paid $162,040)	87,800	2.32%

Short-Term Investments
786,470	Huntington Money Market Fund IV 4.40% (a)	786,470
367	Huntington Treasury Money Market IV 4.35% (a)	367
	(Cost $786,837)	786,837	20.76%

TOTAL INVESTMENTS	(Cost $3,474,119)	3,786,590	99.91%

	Other assets less liabilities	3,375	0.09%

	TOTAL NET ASSETS	$ 3,789,965	100.00%

* Non-income producing during the period.
(a) Variable rate security; the coupon rate shown represents the yield at the ending December 31, 2006.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS
At December 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,474,119 amounted to $312,472 which consisted of aggregate gross unrealized appreciation of
$408,715 and aggregate gross unrealized depreciation of $96,243.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date February 28, 2007